Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000245670 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	54.90%
C000245670 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000245670 | Other
Holdings [Line Items]
Percent of Net Asset Value	(21.10%)
C000240952 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	61.90%
C000240952 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000240952 | Other
Holdings [Line Items]
Percent of Net Asset Value	(18.30%)
C000243870 | U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C000243870 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000243870 | Other
Holdings [Line Items]
Percent of Net Asset Value	(24.10%)
C000237195 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237195 | Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000237195 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000237195 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	27.90%
C000237195 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000237195 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000237195 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000237195 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237195 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	1.30%